Supplemental Disclosures of Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Retired treasury stock (in shares)	23,400
Treasury stock
Retirement of treasury stock	(80,417)
Retained earnings
Retirement of treasury stock	80,417